Other Payables and Accruals - Summary of Other Payables and Accruals (Parenthetical) (Details) ¥ in Millions	Oct. 31, 2018 CNY (¥)
Top of range | Music Content Company
Other Payables And Other Liabilities [Line Items]
Maximum variable consideration	¥ 400